CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
CURRENT ASSETS
Cash and cash equivalents	Rp 29,007	$ 1,884	Rp 31,947
Other current financial assets	1,661	108	1,349
Trade and other receivables	10,948	711	8,895
Contract assets	2,704	176	2,457
Inventories	997	65	1,144
Prepaid income taxes	3	0	332
Prepaid other taxes	1,925	125	1,512
Contract costs	653	42	671
Other current assets	7,730	502	6,766
Total Current Assets	55,628	3,613	55,073
NON-CURRENT ASSETS
Contract assets	26	2	34
Long-term investments	8,162	530	8,653
Contract costs	1,568	102	1,741
Property and equipment	178,800	11,611	171,491
Right-of-use assets	24,024	1,560	21,531
Intangible assets	8,731	567	8,302
Deferred tax assets	4,220	274	4,369
Other non-current assets	5,433	353	3,623
Total Non-current Assets	230,964	14,999	219,744
TOTAL ASSETS	286,592	18,612	274,817
CURRENT LIABILITIES
Trade and other payables	19,049	1,237	18,920
Contract liabilities	6,848	445	6,295
Current income tax liabilities	2,333	151	2,807
Other tax liabilities	2,192	142	2,565
Accrued expenses	13,079	849	15,445
Customer deposits	2,566	167	2,382
Short-term bank loans and current maturities of long-term loans and other borrowings	19,926	1,294	17,049
Current maturities of lease liabilities	5,458	354	4,772
Total Current Liabilities	71,451	4,639	70,235
NON-CURRENT LIABILITIES
Deferred tax liabilities	841	55	1,023
Contract liabilities	2,591	168	1,561
Long service award provisions	1,153	75	1,031
Pension benefits and other post-employment benefits obligations	11,414	741	10,272
Long-term loans and other borrowings	27,773	1,804	27,331
Lease liabilities	14,844	964	13,701
Other liabilities	290	19	588
Total Non-current Liabilities	58,906	3,826	55,507
TOTAL LIABILITIES	130,357	8,465	125,742
EQUITY
Capital stock	4,953	322	4,953
Additional paid-in capital	1,977	128	1,977
Retained earnings	128,146	8,322	121,730
Other reserves	500	33	564
Net equity attributable to owners of the parent company	135,576	8,805	129,224
Non-controlling interests	20,659	1,342	19,851
TOTAL EQUITY	156,235	10,147	149,075
TOTAL LIABILITIES AND EQUITY	Rp 286,592	$ 18,612	Rp 274,817